UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                FORM 13F
                          FORM 13-F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2004 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122
13-F File Number:
The institutional investment manager filing this report and the person
by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.
Person signing this Report on Behalf of Reporting Manager:
Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:
      Geofrey J. Greenleaf   Shaker Heights, OH    March 31, 2004
Report Type (Check only one.):
[X]          13F HOLDINGS REPORT.
[ ]          13F NOTICE.
[ ]          13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    121
Form 13F Information Table Value Total:    $155,595
List of Other Included Managers:
No.  13F File Number      Name

Item 6:          Item 8:
Item 1:Item 2:Item 3: Item 4:Item 5:Investment Discr Item 7:Voting Authority
Name of Issuer Title of Class CUSIP Fair Market Shares or (b) Shared- Managers  (Shares)
Number    Value    Principal (a) Sole  As Defined (c) ShareSee Instr (a) Sol (b) Shar(c) None
                                                                   Amount              in Instr.       Other
3M Co.                     Common           88579Y101      495.3     6,050     6,050
      6,050
Abbott Laboratories        Common           002824100    1,361.6    33,130    33,130
              33,130
Allied Capital Corp.       Common           01903Q108    1,512.5    49,935    49,935
              49,935
American Int'l Group       Common           026874107    2,312.8    32,415    32,415
              32,415
Amgen Inc.                 Common           031162100      760.9    13,085    13,085
        13,085
Arbitron, Inc.             Common           03875Q108      531.4    13,200    13,200
        13,200
Asyst Technologies         Common           04648X107      636.7    77,360    77,360
              77,360
AT&T Corp.                 Common           001957505      256.4    13,100    13,100
          13,100
Atlas Pipeline Partners, L.Unit L.P. Int.   049392103    2,171.0    54,235    54,235
              54,235
Avery Dennison             Common           053611109    1,922.8    30,909    30,909
             30,909
BB&T Corp                  Common           054937107      695.1    19,691    19,691
          19,691
Berkshire Hathaway CL B    CL B             084670207      497.8       160       160
             160
BP PLC - Spon ADR          Common           055622104    3,629.1    70,880    70,880
                  70,880
Bristol-Meyers Squibb      Common           110122108      253.0    10,441    10,441
               10,441
Caremark RX Inc.           Common            141705103     772.2    23,225    23,225
             23,225
Cedar Fair                 Dep. Unit        150185106    4,245.2   121,396   121,396
      121,396
Checkfree Corp.            Common           162813109      307.1    10,425    10,425
           10,425
Cisco Systems              Common           17275R102    3,963.9   168,174   168,174
            168,174
CitiGroup Inc.             Common           172967101    2,605.4    50,395    50,395
          50,395
Clevelnd-Cliffs            Common            185896107     261.4     3,995     3,995
        3,995
Coeur D'alene Mines Corp.  Common           192108108      398.0    56,850    56,850
                  56,850
Comcast Corp. CL A         CL A             200300101    1,979.9    71,090    71,090
            71,090
Corinthian Colleges, Inc.  Common           218868107    1,112.0    33,688    33,688
               33,688
Credence Systems           Common           225302108      400.2    33,685    33,685
             33,685
Developers Diversified RealCommon            251591103   1,924.9    47,645    47,645
                   47,645
Devry Inc.                 Common           251893103      241.2     8,000     8,000
     8,000
Dow Chemical               Common           260543103    1,196.9    29,714    29,714
            29,714
Drexler Technology Corp.   Common            261876106   2,564.1   192,500   192,500
                    192,500
Duke Energy Corp.          Common            264399106   4,018.8   177,825   177,825
               177,825
Duke Realty Corp.          Common           264411505    1,594.4    45,922    45,922
             45,922
Electro Scientific Ind.    Common           285229100      484.0    20,560    20,560
           20,560
Estee Lauder Co. - CL A    CL A              518439104   1,014.3    22,875    22,875
             22,875
Expeditors Int'l Wash.     Common           302130109    1,171.6    29,765    29,765
              29,765
Express Scripts, Inc.      Common            302182100     219.9     2,950     2,950
          2,950
Exxon Mobil Corp.          Common           30231G102    4,409.0   106,011   106,011
                 106,011
Fifth Third Bancorp        Common           316773100      275.1     4,968     4,968
            4,968
First Niagara Financial GrpCommon           33582V108      143.9    10,550    10,550
                 10,550
Fleet Boston Corp.         Common           33901A108      278.4     6,200     6,200
            6,200
General Electric           Common           369604103    3,297.0   108,029   108,029
           108,029
Gilead Sciences Inc.       Common           375558103    5,166.8    93,180    93,180
             93,180
Harmony Gold Mining Ltd    Sponsored ADR     413216300   1,433.9    92,930    92,930
                         92,930
Hecla Mining Company       Common           422704106      330.5    39,300    39,300
                  39,300
Henry (Jack) & Assoc., Inc.Common           426281101      208.5    10,900    10,900
                 10,900
Home Depot                 Common           437076102      219.5     5,874     5,874
         5,874
IBM                        Common            459200101     402.4     4,382     4,382
   4,382
Illinois Tool Works        Common           452308109    1,182.3    14,923    14,923
             14,923
Intel                      Common           458140100    2,188.3    80,452    80,452
   80,452
International Steel Group, Common            460377104   2,007.6    51,875    51,875
                51,875
Ishares Inc.               MSCI Japan       464286848      128.3    11,800    11,800
       11,800
J.P. Morgan Chase & Co.    Common           46625H100      293.9     7,005     7,005
                 7,005
Johnson & Johnson          Common           478160104      390.0     7,690     7,690
             7,690
K-Sea Transn Partners LP   Common           48268Y101    1,418.2    49,850    49,850
                   49,850
Kaneb Pipe Line Partners, LSr Pref Unit      484169107   2,212.1    41,325    41,325
                 41,325
KeyCorp                    Common           493267108      325.0    10,728    10,728
       10,728
Kimberly-Clark             Common            494368103     210.9     3,343     3,343
          3,343
Kinder Morgan Energy PartneUT Ltd Partner   494550106      335.0     7,430     7,430
                     7,430
King Pharmaceuticals Inc.  Common            495582108   1,012.4    60,120    60,120
                  60,120
Landec Corporation         Common            514766104     424.4    49,180    49,180
             49,180
Liberty Media Corp - A     Common            530718105   1,843.3   168,339   168,339
                 168,339
Lucent Technologies Inc.   Common            549463107      47.3    11,500    11,500
               11,500
Magellan Midstream Ptnrs LPCom Unit RP LP   559080106      233.3     4,250     4,250
                        4,250
Markwest Energy Partners L.Unit L.P. Int.    570759100     569.5    14,525    14,525
                 14,525
Marsh & Mclennan Co. Inc.  Common            571748102   2,162.2    46,700    46,700
                    46,700
Matria Healthcare Inc.     Common           576817100    1,110.2    43,725    43,725
              43,725
MBNA Corp.                 Common           52262L100      220.6     7,984     7,984
           7,984
McDonald's                 Common            580135101   1,617.7    56,624    56,624
          56,624
Medtronic Inc.             Common           585055106    2,525.3    52,885    52,885
          52,885
Merck                      Common           589331107    2,910.8    65,871    65,871
      65,871
MFS Multimarket Income TrusSh.Ben.Int        552737108     186.9    29,200    29,200
                     29,200
Microsoft                  Common           594918104    2,712.6   108,808   108,808
        108,808
Midcap SPDR Trust Ser. I   Unit Ser 1        595635103     204.4     1,850     1,850
              1,850
Nasdaq 100 TR              Unit Ser 1        631100104     217.7     6,075     6,075
        6,075
National City Corp.        Common           635405103      311.8     8,762     8,762
           8,762
Neogen                     Common           640491106    6,749.8   365,644   365,644
        365,644
Newmont Mining Corp.       Common            651639106   1,880.1    40,320    40,320
                   40,320
Nisource Inc.              Common           65473P105    3,456.3   162,650   162,650
          162,650
Nortel Networks Corp.      Common           656569100      456.6    76,870    76,870
               76,870
Northrop Grumman Corp.     Common            666807102   1,311.8    13,329    13,329
                    13,329
Nuance Communication, Inc. Common            669967901     182.3    27,700    27,700
                    27,700
Omnicom Group Inc.         Common           681919106    1,208.6    15,060    15,060
                 15,060
Oregon Steel Mills, Inc.   Common           686079104      182.2    24,100    24,100
              24,100
Pan American Silver Corp.  Common           697900108      437.5    24,550    24,550
                  24,550
Penn Virginia Resource PtnrCommon            707884102     997.0    28,245    28,245
                  28,245
Pentair Int.               Common            709631105   2,746.7    46,555    46,555
      46,555
PetsMart Inc.              Common            716768106     570.8    21,100    21,100
        21,100
Pfizer, Inc.               Common           717081103    2,945.4    84,034    84,034
      84,034
Placer Dome Inc.           Common            725906101   1,372.9    76,400    76,400
            76,400
Plato Learning, Inc.       Common           72764Y100    1,011.1   100,305   100,305
              100,305
PNC Financial Serv. Group  Common           693475105      221.7     4,000     4,000
                  4,000
Power Integrations, Inc.   Common            739276103     673.8    23,045    23,045
              23,045
Procter & Gamble           Common           742718109    1,516.6    14,460    14,460
              14,460
Progressive Corp.          Common            743315103     227.8     2,600     2,600
          2,600
Qwest Communications Int'l Common            749121109     215.5    50,000    50,000
                   50,000
Rayonier Inc.              Common            754907103   1,816.8    41,566    41,566
         41,566
Royal Dutch Petroleum      Common           780257804      211.7     4,450     4,450
               4,450
Schlumberger               Common            806857108     296.9     4,650     4,650
         4,650
Shell Trans. & Trading Co. ADR NY SHS        822703609   1,655.3    41,475    41,475
                       41,475
Silver Standard Resources ICommon           82823L106      456.5    28,425    28,425
                 28,425
Sovereign Bancorp          Common           845905108    1,567.6    73,185    73,185
              73,185
Stericycle Inc.            Common            858912108     684.6    14,275    14,275
       14,275
Steris Corp.               Common           859152100    1,075.9    41,700    41,700
        41,700
Suntrust Bks Inc           Common           867914103      357.3     5,125     5,125
         5,125
Symantec                   Common            871503108     315.0     6,804     6,804
      6,804
Symyx Technologies, inc.   Common           87155S108      528.1    18,400    18,400
                 18,400
Target Corporation         Common           87612E106      216.2     4,800     4,800
            4,800
TEPPCO Partners L.P.       UT Ltd Partner   872384102    1,266.7    30,180    30,180
                  30,180
Texas Instruments          Common           882508104      923.4    31,600    31,600
            31,600
Thermo Electron Corp.      Common           883556102      569.1    20,125    20,125
                20,125
Templeton Global Inc.Fund  Common           880198106    2,076.8   228,727   228,727
                     228,727
Time Warner, Inc.          Common           887317105      447.8    26,557    26,557
            26,557
TJX Companies, Inc.        Common           872540109    2,858.7   116,395   116,395
                116,395
TYCO International Ltd.    Common           902124106    2,595.7    90,600    90,600
                 90,600
Ventana Medical Systems    Common           92276H106    2,139.0    52,222    52,222
                    52,222
Verizon Communications     Common           92343V104      410.9    11,245    11,245
                    11,245
Viacom Inc. - Cl B         CL B             925524308    2,201.6    56,148    56,148
         56,148
Viasys Healthcare Inc.     Common           92553Q209    3,041.1   134,442   134,442
                134,442
Vornato Realty Trust       Sh.Ben.Int        929042109     356.8     5,900     5,900
          5,900
Wal-mart Stores Inc.       Common           931142103    1,840.2    30,829    30,829
              30,829
Walgreen                   Common           931422109    2,185.1    66,315    66,315
        66,315
Wells Fargo Company        Common            949740104   1,570.3    27,709    27,709
                 27,709
Wyeth                      Common            983024100     887.6    23,638    23,638
     23,638

13F REPORT  1STQ 2004                       GRAND TOTAL 155,595.9

